SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended				6 Months Ended		8 Months Ended		9 Months Ended		12 Months Ended			20 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Segment Reporting Information [Line Items]
Segmented operating revenues	$ 1,198,270								$ 1,580,486
Cost of revenues	460,352								604,217
Gross profit	737,918								976,269
Total operating expenses net of depreciation, amortization and impairment	12,330,136								19,472,864
Depreciation, amortization and impairment	38,978								12,180,040
Other (income) expense	679,860		(10,000)						4,267,782	(10,000)	6,739
Income (loss) from operations	(12,312,056)		$ (122,241)				(281,542)	$ (281,542)	(34,944,417)	$ (289,191)	(713,263)			$ (281,542)
Property and equipment, net	362,062								362,062
Intangible assets - digital currency	16,259								16,259
Goodwill	16,593,706								16,593,706
Capital expenditures	367,576								367,576
HUMBL Pay [Member]
Segment Reporting Information [Line Items]
Segmented operating revenues	13,778								13,778
Cost of revenues
Gross profit	13,778								13,778
Total operating expenses net of depreciation, amortization and impairment	5,894,648								9,535,290
Depreciation, amortization and impairment	215								215
Other (income) expense	363,976								2,157,672
Income (loss) from operations	(6,245,061)								(11,679,399)
Property and equipment, net	14,087								14,087
Intangible assets - digital currency
Goodwill
Capital expenditures	14,301								14,301
HUMBL Marketplace [Member]
Segment Reporting Information [Line Items]
Segmented operating revenues	1,097,355								1,375,205
Cost of revenues	460,352								604,217
Gross profit	637,003								770,988
Total operating expenses net of depreciation, amortization and impairment	4,304,910								6,572,498
Depreciation, amortization and impairment	38,709								12,179,771
Other (income) expense	170,293								1,247,041
Income (loss) from operations	(3,876,909)								(19,228,322)
Property and equipment, net	344,429								344,429
Intangible assets - digital currency	16,259								16,259
Goodwill	16,593,706								16,593,706
Capital expenditures	349,675								349,675
HUMBL Financial [Member]
Segment Reporting Information [Line Items]
Segmented operating revenues	87,137								191,503
Cost of revenues
Gross profit	87,137								191,503
Total operating expenses net of depreciation, amortization and impairment	2,131,578								3,365,076
Depreciation, amortization and impairment	54								54
Other (income) expense	145,591								863,069
Income (loss) from operations	(2,190,086)								(4,036,696)
Property and equipment, net	3,546								3,546
Intangible assets - digital currency
Goodwill
Capital expenditures	$ 3,600								$ 3,600